Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Analysis of Past Due But Not Impaired Trade Receivables [Line Items]
Trade receivables	$ 27,007	$ 21,388
Less allowance for expected credit losses
Total Trade receivables, gross	27,007	21,388
Checks receivable		159
Total Trade receivables, net	$ 27,007	$ 21,547